Income Taxes (Schedule of Provision Computed by Applying Federal Statutory Rate) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected federal income tax benefit	$ (12,447)	$ (25,713)	$ (11,688)
State income taxes after credits	(1,283)	(3,676)	(1,067)
Unrealized gain on marketable securities	0	1,052	(1,052)
Changes in warrant value	(6,503)	17,283	3,664
Stock compensation	3,996	813	152
Effect of change in valuation allowance	17,275	11,408	8,939
Income tax credits	(42)	(240)	0
Other	(996)	125	0
Total income tax expense (benefit)	$ 0	$ 1,052	$ (1,052)